[AIM LOGO APPEARS HERE]

             [PHOTO of
          Charles T. Bauer,
           Chairman of the
LETTER    Board of the Fund
TO OUR     APPEARS HERE
SHAREHOLDERS


                               Dear Shareholder:

                               One year ago, financial markets were still in the grip of the near-meltdown occasioned by 1998's Asian crises. The situation led the Federal Reserve Board (the Fed) to reduce the short-term federal funds target rate three times late in 1998. These Fed moves were not motivated by a slowdown in the U.S. economy; rather, they represented a strenuous effort to reestablish liquidity in markets worldwide. The U.S. economy continued to move ahead at a brisk pace, exhibiting the unusual combination of strong growth coupled with low inflation.
                However, this scenario changed slightly as some monthly economic indicators showed inflationary tendencies in certain commodity prices. This and the unwinding of the 1998 global crisis (evident in the stabilization of the foreign markets) compelled the Fed to increase short-term interest rates twice during the six-month period covered by this report. The Fed increased the federal funds rate 25 basis points at both the June 30 and August 24 Federal Open Market Committee meetings. On August 24, the Fed also increased the discount rate by 25 basis points to 4.75%. Many investors felt that part of the Fed's motivation in raising rates before the fourth quarter was to stabilize the markets pre-emptively. The Fed has committed to provide as much as $50 billion in cash to banks at year-end, along with special liquidity facilities so brokers can finance their inventories.

              YOUR INVESTMENT PORTFOLIO

              For the six-month period ended September 30, 1999, the Cash Reserve Portfolio maintained its competitive position. Average monthly yield for the Reserve Class was 2.43%; seven-day yield was 2.69%. The Portfolio also maintained the quality of its holdings, consistent with the highest credit ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. AIM is the largest multi-family complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.
                The Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with the preservation of capital and the maintenance of liquidity by investing in high-quality short-term municipal obligations. It invests solely in securities rated "First Tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. The net assets of the portfolio's Reserve Class stood at approximately $25.4 million at the close of the period.

                                                                     (continued)

                 An investment in a money market fund such as TFIC Cash Reserve
              Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

              OUTLOOK FOR THE FUTURE

              Although the U.S. gross domestic product growth rate fell from 2.3% to 1.9% at the end of the second quarter, the annualized growth rate for the third quarter was a robust 4.8%. The last two Fed rate increases have so far had little effect on the U.S. economy, which continues full steam ahead. At its November 16 meeting, after the close of the reporting period, the Fed again increased short-term interest rates, and speculation continued about another Fed tightening. Liquidity is the primary concern around the Y2K issue. Because no one knows where the cash will be flowing by year-end, money managers are dutifully estimating the anticipated high withdrawal volume from financial institutions. Despite these concerns, another tightening is still quite possible. Another increase would position the federal funds target rate exactly where it was before 1998's international crisis.
                 We are pleased to send you this report about your investment.
              AIM is committed to customer service and to the primary goals of safety, liquidity and yield in institutional fund management. We would be pleased to respond to any questions or comments you might have about this report or your investment. Please contact one of our representatives at 800-659-1005 if we may help.

              Respectfully submitted,


              /s/ CHARLES T. BAUER
              Charles T. Bauer
              Chairman

SCHEDULE OF INVESTMENTS
September 30, 1999
(Unaudited)


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS - 100.93%
ALABAMA - 1.00%
Birmingham (City of)(YMCA-Birmingham);
 Public Park and Recreation Board
 Variable Rate Demand Series 1996 RB
 (LOC-Amsouth Bank of Alabama)
  3.85%, 06/01/16(b)                         --  VMIG-1  $ 3,065 $    3,065,000
-------------------------------------------------------------------------------
Marshall (County of); Special Obligation
 School Refunding Series 1994 Wts.
 (LOC-First Alabama Bank)
  3.85%, 02/01/12(b)                        A-1    --      2,695      2,695,000
-------------------------------------------------------------------------------
Morgan Stanley Float Program, Jefferson
 (County of) Sewer Imp.; Floating Rate
 Trust Certificates Series 124 1999 Wts. RB
  3.85%, 02/01/36(b)(c)(d)                  A-1c   --      5,100      5,100,000
-------------------------------------------------------------------------------
                                                                     10,860,000
-------------------------------------------------------------------------------
ALASKA - 0.48%
Valdez Marine (BP Pipelines Inc.
 Project); Floating Rate Treasury Series
 1999 A28 Reg D Term RB
  3.95%, 12/01/25(b)(d)                      --  VMIG-1    5,275      5,275,000
-------------------------------------------------------------------------------
ARIZONA - 1.90%
Maricopa (County of) Pollution Control
 Corp. (Arizona Public Service Co.);
 Refunding Variable Rate Demand Series
 1994 A PCR
  3.75%, 05/01/29(b)                        A-1+   P-1     5,300      5,300,000
-------------------------------------------------------------------------------
Mesa Industrial Development Authority
 (Discovery Health Systems); Variable
 Rate Demand Series 1999 B RB
  3.80%, 01/01/29(b)(c)                     A-1+ VMIG-1    2,700      2,700,000
-------------------------------------------------------------------------------
Pinal (County of) Industrial Development
 Authority (Magma Copper Company
 Project); Series 1984 PCR (LOC-National
 Westminster)
  2.95%, 12/01/09(b)                        A-1+   P-1     4,700      4,700,000
-------------------------------------------------------------------------------
Salt River Project Agricultural
 Improvement and Power District;
 Promissory Notes
  3.40%, 11/10/99                           A-1+   P-1     7,970      7,970,000
-------------------------------------------------------------------------------
                                                                     20,670,000
-------------------------------------------------------------------------------
ARKANSAS - 0.59%
Arkansas Hospital Equipment Financing
 Authority (Baptist Health Project);
 Hospital Equipment Series 1995 RB
  3.85%, 11/01/10(b)(c)                     A-1+ VMIG-1    6,400      6,400,000
-------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
CALIFORNIA - 0.50%
Huntington Beach (City of) (Seabridge
 Villas Project); Floating Rate
 Multifamily Housing Series 1985 A RB
  4.00%, 02/01/10(b)                         --  VMIG-1  $ 3,000 $    3,000,000
-------------------------------------------------------------------------------
Student Loan Marketing Corporation;
 Student Loan Revenue Refunding Series
 1993 A RB (LOC-Dresdner Bank AG)
  3.20%, 11/01/02(b)(e)                      --  VMIG-1    2,500      2,500,000
-------------------------------------------------------------------------------
                                                                      5,500,000
-------------------------------------------------------------------------------
COLORADO - 1.20%
Eagle Ranch Metro District Golf Course;
 Variable Rate Series 1999 B RB (LOC-
 Societe Generale)
  3.80%, 10/15/18(b)                        A-1+   --      3,900      3,900,000
-------------------------------------------------------------------------------
Pitkin (County of) Industrial Development
 (Aspen Skiing Company Project); Refunding
 Series 1994 A IDR (LOC-First National
 Bank)
  2.95%, 04/01/16(b)                        A-1+   --      3,000      3,000,000
-------------------------------------------------------------------------------
Platte River Power Authority; Adjustable
 Tender (Subordinate Lien) Electric Series
 S-1 RB
  3.50%, 12/01/99(b)                        A-1+ VMIG-1    6,200      6,200,000
-------------------------------------------------------------------------------
                                                                     13,100,000
-------------------------------------------------------------------------------
CONNECTICUT - 1.63%
Connecticut (State of) (Transportation
 Infrastructure Purpose S-1); Special Tax
 Obligation RB
  3.75%, 12/01/10(b)                        A-1+ VMIG-1    2,178      2,178,000
-------------------------------------------------------------------------------
Connecticut (State of) Development
 Authority (Corporation for Independent
 Living Project); Health Care Variable
 Rate Demand Series 1990 RB (LOC-Chase
 Manhattan Bank)
  3.65%, 07/01/15(b)                         --  VMIG-1    1,669      1,669,000
-------------------------------------------------------------------------------
Connecticut (State of) Health &
 Educational Facilities Authority (Yale
 University); Variable Rate Demand Series
 1997 T-2 RB
  3.70%, 07/01/29(b)                        A-1+ VMIG-1    1,914      1,914,000
-------------------------------------------------------------------------------
JP Morgan Putter TE Receipt; Connecticut
 (State of) Special Tax Obligation Series
 114 1999 A RB
  3.88%, 10/01/09(b)(d)                      --  VMIG-1   11,980     11,980,000
-------------------------------------------------------------------------------
                                                                     17,741,000
-------------------------------------------------------------------------------
DELAWARE - 0.47%
University of Delaware; Variable Rate
 Demand Series 1998 RB
  3.75%, 11/01/23(b)                        A-1+   --      3,173      3,173,000
-------------------------------------------------------------------------------
Wilmington (City of); Unlimited Tax Series
 1990 GO
  6.75%, 05/15/00(c)                        AAA    Aaa     1,815      1,889,372
-------------------------------------------------------------------------------
                                                                      5,062,372
-------------------------------------------------------------------------------


                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
FLORIDA - 9.18%
Broward (County of) Housing Finance
 Authority (Landings Inverrary
 Apartments); Multifamily Variable Rate
 Demand Housing Series 1985 RB
  4.00%, 06/01/13(b)                       --  VMIG-1  $10,000 $   10,000,000
-----------------------------------------------------------------------------
Collier (County of) Health Facilities
 Authority (Cleveland Clinic Health
 System); Hospital Series 1999 RB
  3.80%, 01/01/33(b)                      A-1+ VMIG-1   18,200     18,200,000
-----------------------------------------------------------------------------
Florida (State of) (Gas Project No. 1);
 Series 1998 RB
  4.25%, 12/01/99(c)                      AAA    Aaa     4,515      4,520,791
-----------------------------------------------------------------------------
Gulf Breeze (City of) (Florida Municipal
 Bond Fund); Variable Rate Demand Series
 1996 A RB (LOC-Bank of America N.A.)
  3.85%, 03/31/21(b)                      A-1+   --      3,585      3,585,000
-----------------------------------------------------------------------------
Gulf Breeze (City of) Healthcare
 Facilities (Heritage Health Care
 Project); Variable Rate Demand Series
 1999 RB
  3.92%, 01/01/24(b)(c)                    --  VMIG-1    7,000      7,000,000
-----------------------------------------------------------------------------
Gulf Breeze (City of) (Local Government
 Loan Program); Floating Rate Series
 1985 B RB
  3.75%, 12/01/15(b)(c)                   A-1+ VMIG-1    2,060      2,060,000
-----------------------------------------------------------------------------
Jacksonville (City of) (The River City
 Renaissance Program); Commercial Paper
 Notes Series 1993
  3.25%, 10/15/99                         A-1    P-1     6,000      6,000,000
-----------------------------------------------------------------------------
Lee (County of) Housing Finance
 Authority (Forestwood Apartments
 Project); Refunding Housing Series 1995
 A RB
  3.75%, 06/15/25(b)                      A-1+   --        624        624,000
-----------------------------------------------------------------------------
Lee (County of) Industrial Development
 Authority (Shell Point Village
 Project); Variable Rate Demand Series
 1999 B IDR (LOC-Bank of America N.A.)
  3.80%, 11/01/29(b)                      A-1+   --     10,000     10,000,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, (Board of
 Education Lottery); Floating Rate Trust
 Certificate Series 57 1998 RB
  3.85%, 07/01/15(b)(c)(d)                A-1c   --     15,000     15,000,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Orange
 (County of) School Board; Floating Rate
 Trust Certificates Series 85 1999 COP
  3.85%, 08/01/22(b)(c)(d)                 --  VMIG-1    8,135      8,135,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Tampa Bay
 (City of) Water Utility System;
 Floating Rate Trust Certificates Series
 112 1999 RB
  3.08%, 10/01/27(b)(c)(d)                A-1c   A1      4,995      4,995,000
-----------------------------------------------------------------------------
Nassau (County of) (Solid Waste System);
 Refunding Series 1999 RB (LOC-First
 Union National Bank)
  3.80%, 07/01/13(b)                      A-1    --      4,000      4,000,000
-----------------------------------------------------------------------------
Putnam (County of) Development Authority
 (Seminole Electric Cooperative, Inc.
 Project); National Rural Utilities
 Guaranteed Semiannual Variable Pooled
 Series 1984 H-4 PCR
  3.00%, 03/15/00(b)(e)                   A-1+   P-1     3,600      3,600,000
-----------------------------------------------------------------------------
Tampa (City of); Refunding Gtd.
 Entitlement Series 1991 RB
  6.50%, 10/01/99(c)                      AAA    Aaa     2,205      2,205,000
-----------------------------------------------------------------------------
                                                                   99,924,791
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
GEORGIA - 4.07%
Clarke (County of) Georgia School
 District (School Sales Tax); Unlimited
 Tax Series 1997 GO
  4.55%, 03/01/00(c)                        AAA    Aaa   $ 2,150 $    2,163,584
-------------------------------------------------------------------------------
Cobb (County of) Development Authority
 (Institute of Nuclear Power Operations);
 Variable Rate Demand Series 1998 IDR
 (LOC-Suntrust Bank)
  3.80%, 02/01/13(b)                        --     Aa3     5,265      5,265,000
-------------------------------------------------------------------------------
Cobb (County of) Kennestone Hospital
 Authority (Equipment Pool Project);
 Variable Rate Anticipation Certificates
 Series 1999 RB
  3.90%, 04/01/26(b)                       A-1+  VMIG-1   15,000     15,000,000
-------------------------------------------------------------------------------
Decatur County Bainbridge Industrial
 Development Authority (Kaiser
 Agriculture Chemical Inc. Project);
 Series 1985 IDR (LOC-Harris Trust &
 Savings Bank)
  3.80%, 12/01/02(b)                        --     --      2,100      2,100,000
-------------------------------------------------------------------------------
Dekalb (County of) Private Hospital
 Authority (Egleston Childrens Hospital
 at Emory University); Variable Rate
 Demand Series 1994 A RAN (LOC-Suntrust
 Bank)
  3.65%, 03/01/24(b)                       A-1+  VMIG-1    1,665      1,665,000
-------------------------------------------------------------------------------
Fayette (County of) Development Authority
 Educational Facilities (Catholic School
 Properties Inc. Project); Variable Rate
 Demand Series 1999 RB (LOC-Wachovia
 Bank)
  3.80%, 04/01/24(b)                        --     Aa2     5,000      5,000,000
-------------------------------------------------------------------------------
Floyd (County of) Development Authority
 (Shorter College Project); Variable Rate
 Demand Series 1998 RB (LOC-Suntrust
 Bank)
  3.85%, 06/01/17(b)                       A-1+    --      4,000      4,000,000
-------------------------------------------------------------------------------
Georgia (State of); Refunding Unlimited
 Tax Series 1998 E GO
  4.00%, 02/01/00                           AAA    Aaa     5,600      5,615,687
-------------------------------------------------------------------------------
Gwinnett (County of) Housing Authority
 (Post Chase Project); Variable Rate
 Demand Multifamily Housing Series 1997 RB
  3.80%, 06/01/25(b)                       A-1+    --      3,500      3,500,000
-------------------------------------------------------------------------------
                                                                     44,309,271
-------------------------------------------------------------------------------
IDAHO - 0.28%
Idaho (State of); Unlimited Tax Series
 1999 TAN
  4.25%, 06/30/00                          SP-1+  MIG-1    3,000      3,018,377
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
ILLINOIS - 8.62%
Bear Stearns Municipal Securities Trust
 Certificates (Illinois Sales Tax); Series
 1998-25 Class A RB (LOC-Bear Stearns
 Capital Markets)
  3.82%, 03/15/07(b)(d)                     A-1    Aa3   $10,000 $   10,000,000
-------------------------------------------------------------------------------
Chicago (City of); Limited Tax Series 1998
 GO (LOC-Morgan Guaranty Trust)
  2.85%, 01/31/00(b)                        A-1+ VMIG-1    4,000      4,000,000
-------------------------------------------------------------------------------
Chicago (City of) Metro Water District
 (Greater Chicago Reclamation); Refunding
 Unlimited Tax Series 1992 GO
  5.15%, 12/01/99                            AA    Aa2     5,000      5,013,766
-------------------------------------------------------------------------------
Chicago (City of) O'Hare International
 Airport (American Airlines); Variable
 Rate Demand Series 1983 B RB (LOC-Royal
 Bank of Canada)
  3.00%, 12/01/17(b)                         --    P-1     5,600      5,600,000
-------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East Peoria
 Partnership Project); Multifamily Housing
 Series 1983 RB (LOC-Bank of Nova Scotia)
  4.00%, 06/01/08(b)                         --    Aa3     5,085      5,085,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (American College of Surgeons Project);
 Tax Exempt Series 1996 RB (LOC-Northern
 Trust Company)
  3.90%, 08/01/26(b)                        A-1+   --      4,821      4,821,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Chicago Commons Project); Variable Rate
 Demand Series 1999 RB (LOC-Bank of
 America)
  3.80%, 01/01/29(b)                        A-1+   --      5,500      5,500,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Program) Variable Rate
 Demand Series 1999 A RAN (LOC-Harris
 Trust & Savings Bank)
  3.85%, 06/30/00(b)                        A-1+   --      5,390      5,390,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Local Government Financing Project);
 Variable Rate Demand Series 1999 A RB
  3.80%, 09/01/29(b)(c)                      --  VMIG-1   10,000     10,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Northwestern Memorial Hospital);
 Variable Rate Demand Series 1995 RB
  2.95%, 08/15/25(b)                        A-1+ VMIG-1    9,000      9,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Resurrection Health Care); Variable Rate
 Demand Series 1999 A RB
  3.00%, 05/15/29(b)                        AAA  VMIG-1    3,600      3,600,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority;
 Revolving Fund Pooled Series 1985 D RB
 (LOC-First National Bank)
  3.80%, 08/01/15(b)                        A-1+ VMIG-1    4,829      4,829,000
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Illinois - (continued)
Illinois Health Facilities Authority
 (The Methodist Medical Center);
 Refunding Series 1998 RB
  4.50%, 11/15/99(c)                      AAA    Aaa   $ 2,090 $    2,093,520
-----------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Swedish Covenant Hospital); Refunding
 Variable Rate Demand Series 1998 A RB
  3.85%, 08/15/27(b)                     A-1+  VMIG-1    2,100      2,100,000
-----------------------------------------------------------------------------
Illinois (State of) Regional
 Transportation Authority (Cook Dupage
 Lake Co.); Refunding Unlimited Tax
 Series 1999 GO
  5.00%, 06/01/00(c)                      AAA    Aaa     4,990      5,033,564
-----------------------------------------------------------------------------
Illinois (State of) Toll Highway
 Authority;
 Series 1998 A Municipal Securities
 Trust Certificates
  3.82%, 02/15/12(b)(c)(d)                A-1    Aaa    11,700     11,700,000
-----------------------------------------------------------------------------
                                                                   93,765,850
-----------------------------------------------------------------------------
INDIANA - 1.16%
Auburn (City of) (Sealed Power Corp.
 Project); Variable Rate Demand
 Economic Development Series 1985 RB
 (LOC-NBD Bank)
  3.50%, 07/01/10(b)                      --   VMIG-1    1,200      1,200,000
-----------------------------------------------------------------------------
Indianapolis (City of); Local Public
 Improvement Bond Bank RB Series 1995 B
  5.00%, 02/01/00                         AAA    Aaa     1,500      1,509,097
-----------------------------------------------------------------------------
Indianapolis (City of); Local Public
 Improvement Bond Bank RB Notes Series
 1999 B
  4.00%, 01/10/00                        SP-1+   --      7,900      7,916,074
-----------------------------------------------------------------------------
Indianapolis (City of) Economic
 Development Authority (Jewish
 Community Campus Project); Variable
 Rate Series 1995 RB
  3.75%, 04/01/05(b)                      --   VMIG-1    1,995      1,995,000
-----------------------------------------------------------------------------
                                                                   12,620,171
-----------------------------------------------------------------------------
IOWA - 1.29%
Iowa Higher Education Loan Authority;
 Private College Facility RB
  3.85%, 12/01/15(b)(c)                  A-1+  VMIG-1   12,000     12,000,000
-----------------------------------------------------------------------------
Iowa School Corporations (Iowa School
 Cash Anticipation Program); Warrant
 Certificates Series 1999 A
  4.00%, 06/23/00(c)                     SP-1+  MIG-1    2,000      2,010,829
-----------------------------------------------------------------------------
                                                                   14,010,829
-----------------------------------------------------------------------------
KANSAS - 0.15%
Olathe (City of); Unlimited Tax Series
 194 1999 GO
  3.75%, 04/01/00(c)                      AAA    Aaa     1,660      1,664,440
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
KENTUCKY - 2.60%
Kentucky Asset/Liability Commission;
 Project Notes General Fund Series 1998 A
 RB (LOC-Landesbank Hessen-Thuringen
 Girozentrale)
  3.40%, 06/30/01(b)                        --   VMIG-1  $10,000 $   10,000,000
-------------------------------------------------------------------------------
Kentucky Interlocal School Transport
 Association; Series 1999 TRAN
  4.00%, 06/30/00                          SP-1+  MIG-1   14,000     14,046,963
-------------------------------------------------------------------------------
Trimble (County of) (Louisville Gas and
 Electric Company Project); Series 1992 A
 PCR
  3.45%, 09/01/17(b)                        A-1  VMIG-1    4,300      4,300,000
-------------------------------------------------------------------------------
                                                                     28,346,963
-------------------------------------------------------------------------------
LOUISIANA - 2.54%
Louisiana Public Facilities Authority
 (Christus Health); Series 1999 B RB
  3.40%, 07/01/29(b)(c)                    A-1+  VMIG-1   10,000     10,000,000
-------------------------------------------------------------------------------
Louisana Public Facilities Authority
 (Tiger Athletic Foundation Project);
 Variable Rate Demand Series 1999 RB
 (LOC-Hibernia National Bank)
  3.80%, 09/01/28(b)                       A-1+    --     13,000     13,000,000
-------------------------------------------------------------------------------
New Orleans (City of); Aviation Board
 Variable Refunding Series B RB
  3.75%, 08/01/16(b)(c)                    A-1+  VMIG-1    4,635      4,635,000
-------------------------------------------------------------------------------
                                                                     27,635,000
-------------------------------------------------------------------------------
MASSACHUSETTS - 0.27%
Massachusetts (State of); Limited Tax
 Series 1993 B GO
  4.60%, 11/01/99                           AA-    Aa3     2,890      2,893,957
-------------------------------------------------------------------------------
MICHIGAN - 2.25%
Detroit (City of) Sewer District; Bear
 Stearns Municipal Trust Certificates
 Variable Rate Demand Series 1999-81
 Class A RB (LOC-Bear Stearns Capital
 Markets)
  3.83%, 10/01/02(d)                       A-1+c   Aaa    15,000     15,000,000
-------------------------------------------------------------------------------
Grand Rapids (City of); Water Supply
 Series 1990 RB
  7.25%, 01/01/00(e)(f)                     AAA    AAA     3,000      3,089,714
-------------------------------------------------------------------------------
Jackson County Economic Development Corp.
 (Sealed Power Corp.); Economic
 Development Refunding Variable Rate
 Demand Series 1984 RB (LOC-NBD Bank)
  3.50%, 10/01/19(b)                        --   VMIG-1    1,000      1,000,000
-------------------------------------------------------------------------------
Michigan (State of); Municipal Bond
 Authority RB Series 1999 B-1
  4.25%, 08/25/00                          SP-1+   --      2,000      2,011,267
-------------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible
 Variable Rate Demand Limited Obligation
 Series 1985 RB (LOC-Comerica Bank)
  3.30%, 10/01/15(b)                        --   VMIG-1    3,400      3,400,000
-------------------------------------------------------------------------------
                                                                     24,500,981
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
MINNESOTA - 0.04%
Mankato (City of) (Northern States
 Power Co. Project); Floating
 Collateralized Series 1985 PCR
  3.85%, 03/01/11(b)                      AA     Aa3   $   500 $      500,000
-----------------------------------------------------------------------------
MISSISSIPPI - 0.92%
Morgan Stanley Float Program,
 Mississippi (State of) Development
 Bank Special Obligation; Floating Rate
 Trust Certificates Series 160 1999 RB
  3.85%, 07/01/24(b)(c)(d)               A-1c    --     10,000     10,000,000
-----------------------------------------------------------------------------
MISSOURI - 3.86%
Missouri (State of) (Health Care
 System); Bear Stearns Municipal Trust
 Certificates; Variable Rate Demand
 Series 1998 Class A RB
  3.87%, 08/01/05(b)(c)(d)               A-1+c   --     13,835     13,835,000
-----------------------------------------------------------------------------
Missouri Health & Educational
 Facilities Authority (Deaconess Long
 Term Care-A); Variable Rate Demand
 Health Facilities Series 1996 RB
  3.80%, 12/01/16(b)                     A-1+  VMIG-1   10,785     10,785,000
-----------------------------------------------------------------------------
Missouri Health & Educational
 Facilities Authority (Missouri Pooled
 Hospital Loan Program); Variable Rate
 Demand Series 1999 A RB
  3.80%, 08/01/29(b)                     A-1+    --     14,000     14,000,000
-----------------------------------------------------------------------------
Missouri Rural Water Financing Corp.
 (Public Project); Construction Series
 1998 Notes
  4.50%, 11/15/99                         --    MIG-1    3,370      3,375,052
-----------------------------------------------------------------------------
                                                                   41,995,052
-----------------------------------------------------------------------------
NEW MEXICO - 0.92%
New Mexico (State of); Series 1999 TRAN
  4.00%, 06/30/00                        SP-1+  MIG-1   10,000     10,055,572
-----------------------------------------------------------------------------
NEW YORK - 18.38%
Eagle Tax Exempt Trust; Class A COP(d)
  3.84%, Series 1993 E 08/01/06(b)       A-1+c   --     15,000     15,000,000
-----------------------------------------------------------------------------
  3.84%, Series 1993 F 08/01/06(b)       A-1+c   --     20,850     20,850,000
-----------------------------------------------------------------------------
  3.84%, Series 943802 05/01/07(b)(c)    A-1+c   --     17,800     17,800,000
-----------------------------------------------------------------------------
  3.84%, Series 943901 06/15/07(b)(c)    A-1+c   --     15,175     15,175,000
-----------------------------------------------------------------------------
  3.84%, Series 950901 06/01/21(b)(f)    A-1+c   --     13,315     13,315,000
-----------------------------------------------------------------------------
  3.84%, Series 97C4702 01/01/20(b)      A-1+c   --      9,900      9,900,000
-----------------------------------------------------------------------------
  3.87%, Series 964703 07/01/11(b)(c)    A-1+c   --      5,870      5,870,000
-----------------------------------------------------------------------------
  3.87%, Series 97C4703 01/01/01(b)(f)   A-1+c   --     11,295     11,295,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
NEW YORK - (CONTINUED)
Eagle Tax Exempt Trust (Colorado
 Housing and Finance Authority); Series
 94C0601 Class A COP
  3.84%, 10/01/23(b)(d)                  A-1+c   AAA   $10,000 $   10,000,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston Water
 and Sewer); Series 974305 Class A COP
  3.84%, 12/01/27(b)(c)(d)               A-1+c   AAA    14,005     14,005,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 State); Series 984701 Class A COP
  3.84%, 05/01/18(b)(d)                  A-1+c   --     14,400     14,400,000
-----------------------------------------------------------------------------
Long Island Power Authority;
 Subordinated RB (LOC-Bayerische
 Landesbank Girozentrale)
  2.85%, Series 1999 4 11/17/99(b)       A-1+  VMIG-1   11,000     11,000,000
-----------------------------------------------------------------------------
  3.20%, Series 1998 2 04/01/25(b)       A-1+  VMIG-1   11,750     11,750,000
-----------------------------------------------------------------------------
New York (State of) Medical Facilities
 Finance Agency (St.Lukes-Roosevelt
 Hospital Center); Merrill Lynch Group
 Float Program Floating Option Tax-
 Exempt Receipts Series PA-113 1996 A
 Mortgage RB
  3.05%, 02/15/29(b)(d)                  A-1+c   --      9,700      9,700,000
-----------------------------------------------------------------------------
New York (State of); Variable Rate
 Demand Series 1998 A GO (LOC-Morgan
 Guaranty Trust Co. of New York)
  3.45%, 12/02/99(b)                     A-1+    P-1    20,000     20,000,000
-----------------------------------------------------------------------------
                                                                  200,060,000
-----------------------------------------------------------------------------
NORTH CAROLINA - 1.29%
North Carolina Medical Care Commission
 Retirement Community (Adult
 Communities Total Services Inc.);
 Variable Rate Demand Series 1996 RB
 (LOC-Lasalle National Bank)
  3.75%, 11/15/09(b)                     A-1+    --      5,655      5,655,000
-----------------------------------------------------------------------------
North Carolina Medical Care Commission
 (The Givens Estates Inc. Project);
 Health Care Facilities Variable Rate
 Demand Series 1997 RB (LOC-First Union
 National Bank)
  3.00%, 12/01/26(b)                      --   VMIG-1    3,000      3,000,000
-----------------------------------------------------------------------------
North Carolina Medical Care Commission
 (The Moses H. Cone Memorial Hospital
 Project); Hospital Series 1995 RB
  3.85%, 09/01/02(b)                     A-1+    --      5,400      5,400,000
-----------------------------------------------------------------------------
                                                                   14,055,000
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
OHIO - 3.34%
Clermont County Hospital (Catholic Health
 Care-Mercy Health System); Variable Rate
 Demand Series 1994 B RB
  3.90%, 09/01/21(b)                       A-1+  VMIG-1  $ 9,100 $    9,100,000
-------------------------------------------------------------------------------
Clinton (County of) Hospital (Ohio
 Hospital Capital Inc.); Variable Rate
 Demand Series 1999 RB (LOC-Fifth Third
 Bank)
  3.80%, 07/01/29(b)                       A-1+    --     10,000     10,000,000
-------------------------------------------------------------------------------
Franklin (County of) (Bricker & Eckler
 Building Co. Project); Floating Rate
 Series 1984 IDR (LOC-Bank One Cleveland
 N.A.)
  3.85%, 11/01/14(b)                        --     P-1     8,100      8,100,000
-------------------------------------------------------------------------------
Loraine (County of) (Catholic Healthcare
 Partners); Variable Rate Demand Series
 1998 A RB
  3.15%, 12/01/27(e)                       A-1+    P-1     7,000      7,000,000
-------------------------------------------------------------------------------
Marion (County of) (Pooled Lease
 Program); Variable Rate Demand Hospital
 Improvement Series 1992 RB (LOC-Bank One
 Akron N.A.)
  3.83%, 10/01/22(b)                       A-1+    --      1,165      1,165,000
-------------------------------------------------------------------------------
Ohio Housing Financing Agency (Kenwood
 Congregate Retirement Community
 Project); Variable Rate Demand
 Multifamily Housing Series 1985 RB (LOC-
 Morgan Guaranty Trust)
  3.65%, 12/01/15(b)                        --   VMIG-1      956        956,000
-------------------------------------------------------------------------------
                                                                     36,321,000
-------------------------------------------------------------------------------
OKLAHOMA - 2.76%
Oklahoma Development Financing Authority
 (Oklahoma Hospital Association);
 Variable Rate Demand Series 1999 A RB
  3.80%, 06/01/29(b)                       A-1+    --     20,000     20,000,000
-------------------------------------------------------------------------------
Oklahoma Water Resources Board (State
 Loan Program); Series 1999 RB
  3.60%, 03/01/00(b)(e)                    A-1+c   --      3,000      3,000,000
-------------------------------------------------------------------------------
Oklahoma Water Resources Board (State
 Loan Program); Variable Rate Demand
 Series 1995 RB
  3.60%, 03/01/00(b)(e)                    A-1+    --      7,000      7,000,000
-------------------------------------------------------------------------------
                                                                     30,000,000
-------------------------------------------------------------------------------
OREGON - 0.46%
Oregon State Housing & Community Services
 Department; Single Family Mortgage
 Series 1999 C RB
  3.15%, 04/13/00                           --    MIG-1    5,000      5,000,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
PENNSYLVANIA - 1.51%
Delaware County Industrial Development
 Authority (Henderson-Radnor Joint Venture
 Project); Limited Obligation Series 1985
 IDR (LOC-Corestates Bank)
  4.00%, 04/01/15(b)                          --     Aa3 $   765 $      765,000
-------------------------------------------------------------------------------
Luzerne County Convention Center
 Authority; Hotel Room Rent Series 1998 A
 RB (LOC-First Union National Bank)
  3.80%, 09/01/28(b)                         A-1      --   7,790      7,790,000
-------------------------------------------------------------------------------
Philadelphia (City of) Parking Authority;
 Parking Series 1999 RB
  4.00%, 02/01/00(c)                         AAA     Aaa   1,290      1,294,065
-------------------------------------------------------------------------------
York (City of) General Authority; Variable
 Rate Pooled Financing Series 1996 RB
 (LOC-First Union National Bank)
  3.85%, 09/01/26(b)                         A-1      --   6,609      6,609,000
-------------------------------------------------------------------------------
                                                                     16,458,065
-------------------------------------------------------------------------------
TENNESSEE - 6.28%
Industrial Development Board of the
 Metropolitan Government of Nashville and
 Davidson County (Amberwood, Ltd.
 Project); Multifamily Housing Refunding
 IDR (LOC-Commerzbank A.G.)
  4.07%, Series 1993 A, 07/01/13(b)         A-1+  VMIG-1   2,095      2,095,000
-------------------------------------------------------------------------------
  4.00%, Series 1993 B, 07/01/13(b)          A-1  VMIG-1   1,790      1,790,000
-------------------------------------------------------------------------------
Industrial Development Board of the
 Metropolitan Government of Nashville &
 Davidson County (Chimney Top II);
 Multifamily Variable Rate Demand Series
 1984 RB (LOC-Bank of America N.A.)
  3.85%, 09/01/06(b)                          --  VMIG-1   2,100      2,100,000
-------------------------------------------------------------------------------
Knox (County of) Health Education and
 Housing Facilities Board (Solutions
 Group, Inc. Project); Variable Rate
 Demand Series 1999 RB
  3.80%, 05/01/29(b)                        A-1+      --  40,000     40,000,000
-------------------------------------------------------------------------------
Montgomery (County of) Public Building
 Authority (Tennessee County Loan Pool);
 Pooled Financing Variable Rate Demand
 (LOC-Bank of America N.A.)
  3.80%, Series 1997 RB 11/01/27(b)           --  VMIG-1   5,200      5,200,000
-------------------------------------------------------------------------------
  3.80%, Series 1999 RB 09/01/29(b)           --  VMIG-1  15,000     15,000,000
-------------------------------------------------------------------------------
Shelby (County of); Refunding Unlimited
 Tax Series 1993 A GO
  4.65%, 03/01/00                            AA+     Aa3   2,160      2,172,684
-------------------------------------------------------------------------------
                                                                     68,357,684
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
TEXAS - 13.56%
Austin (City of) (Travis & Williamson
 Counties); Combined Utility Systems
 Series 1998 A Commercial Paper Notes
  3.45%, 11/02/99                           A-1+     P-1 $ 7,551 $    7,551,000
-------------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
 Authority (Fountainhead Apartments);
 Refunding Variable Rate Demand
 Multifamily Series 1996 RB
  3.75%, 09/15/26(b)                        A-1+      --   8,361      8,361,000
-------------------------------------------------------------------------------
Dallas Area Rapid Transit (DART); Sales
 Tax Revenue Commercial Paper Notes Series
 C (LOC-Westdeutsche Landesbank
 Girozentrale)
  3.30%, 10/20/99                           A-1+     P-1   5,200      5,200,000
-------------------------------------------------------------------------------
Dallas (City of) (Equipment Acquisition
 Contractual Obligation); Limited Tax
 Series 1998 GO
  4.00%, 02/15/00                            AAA     Aaa   2,765      2,773,216
-------------------------------------------------------------------------------
Fort Worth (City of); Series B General
 Purpose Commercial Paper Notes
  3.35%, 11/17/99                           A-1+     P-1   6,000      6,000,000
-------------------------------------------------------------------------------
Grand Prairie (City of) Texas Housing
 Finance Corporation (Windridge Grand
 Prairie Associates); Multifamily Housing
 Refunding Series 1993 RB
  3.85%, 06/01/10(b)                        A-1+      --   4,500      4,500,000
-------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Amoco
 Oil Company Project); Texas Environmental
 Improvement Series 1986 RB
  3.10%, 03/01/09(b)                        A-1+     P-1   7,000      7,000,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp.; ACES Greater Houston
 Pooled Health Series 1985 A RB (LOC-Chase
 Bank of Texas N.A.)
  3.85%, 11/01/25(b)                         A-1      --   2,300      2,300,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); Blood Center Series
 1992 RB (LOC-Texas Commerce Bank N.A.)
  3.90%, 04/01/17(b)                         A-1      --   3,250      3,250,000
-------------------------------------------------------------------------------
Harris (County of) Toll Road; Refunding
 Sub Lien Unlimited Tax Series 1995 A GO
  6.00%, 08/15/00                             AA  VMIG-1   2,470      2,518,788
-------------------------------------------------------------------------------
Hockley (County of) Industrial Development
 Corporation (Amoco Project); Variable
 Rate Demand Series 1983 PCR
  3.60%, 03/01/14(b)                        A-1+     Aa1   3,500      3,500,000
-------------------------------------------------------------------------------
Houston (City of) Water and Sewer Systems;
 Series A Commercial Paper Notes
  3.35%, 09/01/13(b)                         A-1     P-1  20,000     20,000,000
-------------------------------------------------------------------------------
Houston (City of) Water and Sewer Systems;
 Floating Rate Treasury Series A29 1999
 Reg D RB
  3.90%, 12/01/15(b)(d)                       --  VMIG-1   4,300      4,300,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
TEXAS - (CONTINUED)
Katy (City of) Independent School
 District; Refunding Limited Tax Series
 1998 A GO
  4.25%, 02/15/00                            AAA     Aaa $ 1,935 $    1,942,373
-------------------------------------------------------------------------------
North Central Texas Health Facilities
 Development Corp. (Methodist Hospitals
 of Dallas); Flexible Rate Hospital
 Series 1998 RB
  3.30%, 10/12/99(b)(c)                     A-1+  VMIG-1   5,000      5,000,000
-------------------------------------------------------------------------------
  3.35%, 10/19/99(b)(c)                     A-1+  VMIG-1  10,000     10,000,000
-------------------------------------------------------------------------------
Plano Texas Health Facilities Development
 Corporation (Childrens-Presbyterian
 Health Center); Hospital Series 1989 RB
  3.55%, 01/01/19(c)                        A-1+  VMIG-1  10,000     10,000,000
-------------------------------------------------------------------------------
San Antonio (City of); Limited Tax Series
 1998 A COP
  4.00%, 02/01/00                            AA+     Aa2   1,450      1,453,915
-------------------------------------------------------------------------------
San Antonio (City of); Refunding Series
 1992 RB
  5.90%, 05/15/00(c)                         AAA     Aaa   2,050      2,079,160
-------------------------------------------------------------------------------
Tarrant (County of) Texas Health
 Facilities Authority (Adventist Health
 System); Variable Rate Demand Series
 1997 A RB (LOC-Suntrust Bank Central
 Florida)
  3.80%, 11/15/27(b)                        A-1+      --   8,775      8,775,000
-------------------------------------------------------------------------------
Texas (State of); Series 1999 TRAN
  4.50%, 08/31/00                          SP-1+   MIG-1  24,000     24,169,463
-------------------------------------------------------------------------------
Texas (State of) (Texas Water Financing
 Assistance); JP Morgan Putter 118 Series
 1999 GO
  3.90%, 08/01/23(b)(d)                      Aar      --   4,755      4,755,000
-------------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers, Inc.
 Project); Variable Rate Demand IDR
 (LOC-Comerica Bank)
  3.60%, Series 1985 A 11/01/05(b)           A-1      --     500        500,000
-------------------------------------------------------------------------------
  3.60%, Series 1985 B 11/01/05(b)           A-1      --   1,650      1,650,000
-------------------------------------------------------------------------------
                                                                    147,578,915
-------------------------------------------------------------------------------
UTAH - 0.46%
Central Utah Water Conservation District;
 Refunding Variable Rate Demand Limited
 Tax Series 1998 E GO
  3.75%, 04/01/27(b)(c)                     A-1+  VMIG-1   4,000      4,000,000
-------------------------------------------------------------------------------
Utah Associated Municipal Power System
 (The Hunter Project); Refunding Series
 1994 RB
  4.35%, 07/01/00(c)                         AAA     Aaa   1,000      1,005,440
-------------------------------------------------------------------------------
                                                                      5,005,440
-------------------------------------------------------------------------------
VERMONT - 0.88%
Vermont Educational and Health Building
 Finance Authority (Middlebury College
 Project); Variable Rate Demand Series
 1988 A RB
  3.10%, 11/01/27(b)(c)                     A-1+      Aa   1,500      1,500,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
VERMONT - (CONTINUED)
Vermont Educational and Health Building
 Finance Authority (VHA New England);
 Variable Rate Hospital RB
  3.85%, Series 1985 B 12/01/25(b)(c)       A-1+      -- $ 1,000 $    1,000,000
-------------------------------------------------------------------------------
  3.85%, Series 1985 E 12/01/25(b)(c)       A-1+      --   2,500      2,500,000
-------------------------------------------------------------------------------
  3.85%, Series 1985 F 12/01/25(b)(c)       A-1+      --   2,100      2,100,000
-------------------------------------------------------------------------------
  3.85%, Series 1985 G 12/01/25(b)(c)       A-1+      --   2,500      2,500,000
-------------------------------------------------------------------------------
                                                                      9,600,000
-------------------------------------------------------------------------------
VIRGINIA - 1.43%
Manassa Park Virginia; Variable Rate
 Demand Series 1999 BAN (LOC-Wachovia
 Bank N.A.)
  3.80%, 01/01/03(b)                          --     Aa2  10,000     10,000,000
-------------------------------------------------------------------------------
Norfolk (City of) (Pooled Financing
 Program-Sentara Health System Group);
 Commercial Paper Revenue Notes
  3.40%, 11/01/99                           A-1+     P-1   5,600      5,600,000
-------------------------------------------------------------------------------
                                                                     15,600,000
-------------------------------------------------------------------------------
WASHINGTON - 1.82%
Port of Seattle; Subordination Lien
 Series 1999 A RB (LOC-Commerzbank AG)
  3.35%, 10/05/99                           A-1+  VMIG-1  10,000     10,000,000
-------------------------------------------------------------------------------
Washington State Public Power Supply
 (Nuclear Project No. 3); Series B Pre
 Refunded RB
  7.40%, 01/01/00(e)                         AAA     AAA   9,500      9,775,473
-------------------------------------------------------------------------------
                                                                     19,775,473
-------------------------------------------------------------------------------
WEST VIRGINIA - 0.60%
West Virginia Hospital Finance Authority
 (VHA Mid-Atlantic States, Inc. Capital
 Asset Financing Program); RB
  3.85%, Series 1985 B 12/01/25(b)(c)       A-1+      --   3,000      3,000,000
-------------------------------------------------------------------------------
  3.85%, Series 1985 C 12/01/25(b)(c)       A-1+      --   3,500      3,500,000
-------------------------------------------------------------------------------
                                                                      6,500,000
-------------------------------------------------------------------------------
WISCONSIN - 1.70%
Milwaukee (County of); Unlimited Tax
 Series 1995 A GO
  5.125%, 12/01/99                           AA-     Aa3   2,275      2,283,194
-------------------------------------------------------------------------------
Racine (City of); Promissory Notes
 Unlimited Tax Series 1998 B GO
  3.70%, 12/01/99                          SP-1+   MIG-1   2,290      2,291,854
-------------------------------------------------------------------------------
Wasau (City of) School District; Series
 1999 BAN
  3.45%, 06/01/00                             --   MIG-1   5,000      5,003,704
-------------------------------------------------------------------------------
Wisconsin (State of) Transportation;
 Commercial Paper Notes Series 1997 (LOC-
 Bayerische Landesbank Girozentrale)
  3.25%, 10/12/99                           A-1+      P1   8,893      8,893,000
-------------------------------------------------------------------------------
                                                                     18,471,752
-------------------------------------------------------------------------------

                                          RATING(a)     PAR
                                         S&P  MOODY'S  (000)      VALUE
WYOMING - 0.54%
Uinta (County of) (Amoco Project);
 Refunding Variable Rate Demand Series
 1998 PCR
  2.85%, 07/01/26(b)                     A-1+     Aa1 $ 5,900 $    5,900,000
-------------------------------------------------------------------------------
     TOTAL INVESTMENTS - 100.93%                               1,098,532,955(g)
-------------------------------------------------------------------------------
     LIABILITIES LESS OTHER ASSETS - (0.93%)                     (10,146,711)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $1,088,386,244
--------------------------------------------------------------------------------

INVESTMENT ABBREVIATIONS:

 BAN  Bond Anticipation Note                           PCR  Pollution Control Revenue Bonds
 COP  Certificates of Participation                    RAN  Revenue Anticipation Notes
 GO   General Obligation Bonds                         RB   Revenue Bonds
 Gtd  Guaranteed                                       TAN  Tax Anticipation Notes
 IDR  Industrial Development Revenue Bonds             TRAN Tax and Revenue Anticipation Notes
 LOC  Letter of Credit                                 WTS  Warrants
 Ltd. Limited

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").
(b) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on 09/30/99.
(c) Secured by bond insurance provided by one of the following companies:
    AMBAC, FGIC, FSA or MBIA.
(d) The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
(e) Subject to an irrevocable call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(f) Secured by an escrow fund of U.S. Treasury obligations.
(g) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1999
(Unaudited)

ASSETS:
Investments, at value (amortized cost)                    $1,098,532,955
------------------------------------------------------------------------
Cash                                                           7,406,769
------------------------------------------------------------------------
Receivables for:
 Investments sold                                              3,030,000
------------------------------------------------------------------------
 Interest                                                      6,481,011
------------------------------------------------------------------------
Investment for deferred compensation plan                         43,928
------------------------------------------------------------------------
Other assets                                                     162,194
------------------------------------------------------------------------
    Total assets                                           1,115,656,857
------------------------------------------------------------------------
LIABILITIES:
Payables for:
 Investments purchased                                        24,022,762
------------------------------------------------------------------------
 Dividends                                                     2,969,695
------------------------------------------------------------------------
 Deferred compensation                                            43,928
------------------------------------------------------------------------
Accrued administrative services fees                              14,000
------------------------------------------------------------------------
Accrued advisory fees                                            120,275
------------------------------------------------------------------------
Accrued directors' fees                                            2,525
------------------------------------------------------------------------
Accrued transfer agent fees                                       29,115
------------------------------------------------------------------------
Accrued distribution fees                                         33,376
------------------------------------------------------------------------
Accrued operating expenses                                        34,937
------------------------------------------------------------------------
    Total liabilities                                         27,270,613
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $1,088,386,244
========================================================================
NET ASSETS:
 Institutional Class                                      $  968,609,455
========================================================================
 Private Investment Class                                 $   88,678,984
========================================================================
 Cash Management Class                                    $    5,524,759
========================================================================
 Reserve Class                                            $   25,358,267
========================================================================
 Resource Class                                           $      214,779
========================================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Institutional Class:
 Authorized                                                3,000,000,000
------------------------------------------------------------------------
 Outstanding                                                 968,605,347
========================================================================
Private Investment Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                  88,677,372
========================================================================
Cash Management Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                   5,524,625
========================================================================
Reserve Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                  25,357,583
========================================================================
Resource Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                     215,053
========================================================================
Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended September 30, 1999
(Unaudited)

INVESTMENT INCOME:
Interest income                                       $18,462,258
------------------------------------------------------------------
EXPENSES:
Advisory fees                                           1,254,939
------------------------------------------------------------------
Administrative services fees                               64,785
------------------------------------------------------------------
Transfer agent fees                                        93,476
------------------------------------------------------------------
Custody fees                                               28,262
------------------------------------------------------------------
Directors' fees                                             7,499
------------------------------------------------------------------
Distribution fees (Note 2)                                300,870
------------------------------------------------------------------
Other expenses                                             97,206
------------------------------------------------------------------
  Total expenses                                        1,847,037
------------------------------------------------------------------
Less: Fees waived and expenses assumed                   (513,563)
------------------------------------------------------------------
  Net expenses                                          1,333,474
------------------------------------------------------------------
Net investment income                                  17,128,784
------------------------------------------------------------------
Net increase in net assets resulting from operations  $17,128,784
==================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended September 30, 1999 and the year ended March 31, 1999 (Unaudited)

                                              SEPTEMBER 30,
                                                   1999       MARCH 31, 1999
                                              --------------  --------------
OPERATIONS:
 Net investment income                        $   17,128,784  $   34,628,129
-----------------------------------------------------------------------------
 Net realized gain on sales of investments                --           8,745
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                   17,128,784      34,636,874
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Class                             (15,657,100)    (32,079,516)
-----------------------------------------------------------------------------
 Private Investment Class                         (1,188,991)     (2,486,438)
-----------------------------------------------------------------------------
 Cash Management Class                               (77,611)        (62,175)
-----------------------------------------------------------------------------
 Reserve Class                                      (198,244)             --
-----------------------------------------------------------------------------
 Resource Class                                       (6,838)             --
-----------------------------------------------------------------------------
Capital stock transactions - net:
 Institutional Class                            (103,986,706)    175,685,921
-----------------------------------------------------------------------------
 Private Investment Class                         (1,927,463)     10,142,224
-----------------------------------------------------------------------------
 Cash Management Class                            (1,614,107)      7,138,732
-----------------------------------------------------------------------------
 Reserve Class                                    25,357,583              --
-----------------------------------------------------------------------------
 Resource Class                                      215,053              --
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets        (81,955,640)    192,975,622
-----------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                           1,170,341,884     977,366,262
-----------------------------------------------------------------------------
 End of period                                $1,088,386,244  $1,170,341,884
=============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in):
  Institutional Class                         $  968,681,636  $1,072,668,342
-----------------------------------------------------------------------------
  Private Investment Class                        88,683,814      90,611,277
-----------------------------------------------------------------------------
  Cash Management Class                            5,525,387       7,139,494
-----------------------------------------------------------------------------
  Reserve Class                                   25,357,583              --
-----------------------------------------------------------------------------
  Resource Class                                     215,053              --
-----------------------------------------------------------------------------
 Undistributed realized gain (loss) on sales
  of investments                                     (77,229)        (77,229)
-----------------------------------------------------------------------------
                                              $1,088,386,244  $1,170,341,884
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1999
(Unaudited)
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers six different classes of shares, the Institutional Class ("Institutional Class"), the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Interest income is allocated to each class daily, based upon each class' pro rata share of the total shares of the Fund outstanding. Discounts, other than original issue, on short-term obligations are amortized to unrealized appreciation for financial reporting purposes.
C. Dividends and Distributions to Shareholders - It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $77,230 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in sufficient municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code, to shareholders.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million.
 AIM has contractually agreed to limit the Fund's expenses (exclusive of 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and federal registration fees) to the maximum annual rate of 0.20% of the average daily net assets of the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class. During the six months ended September 30, 1999, AIM waived its advisory fees of $390,329.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1999, AIM was paid $64,785 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment

Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund with respect to each class. During the six months ended September 30, 1999, the Private Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $105,100, $2,083, $70,084 and $369, respectively, as compensation to FMC under the Plan. FMC waived fees of $123,234 during the same period.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended September 30, 1999, the Fund paid AFS $68,240 for such services.
 During the six months ended September 30, 1999, the Fund paid legal fees of $3,129 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to directors who are not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended September 30, 1999 and the year ended March 31, 1999 were as follows:

                               SEPTEMBER 30, 1999                 MARCH 31, 1999
                         -------------------------------  --------------------------------
                             SHARES           AMOUNT          SHARES           AMOUNT
                         ---------------  --------------  ---------------  ---------------
Sold:
  Institutional Class      3,455,035,959  $3,455,035,959    7,257,933,597  $ 7,257,933,597
-------------------------------------------------------------------------------------------
  Private Investment
   Class                     182,810,242     182,810,242      580,913,749      580,913,749
-------------------------------------------------------------------------------------------
  Cash Management Class*       8,463,343       8,463,343       13,152,591       13,152,591
-------------------------------------------------------------------------------------------
  Reserve Class**             94,830,488      94,830,488               --               --
-------------------------------------------------------------------------------------------
  Resource Class***           14,857,101      14,857,101               --               --
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class            973,207         973,207        1,929,870        1,929,870
-------------------------------------------------------------------------------------------
  Private Investment
   Class                       1,002,097       1,002,097        2,254,362        2,254,362
-------------------------------------------------------------------------------------------
  Cash Management Class*          78,890          78,890           41,812           41,812
-------------------------------------------------------------------------------------------
  Reserve Class**                148,035         148,035               --               --
-------------------------------------------------------------------------------------------
  Resource Class***                5,187           5,187               --               --
-------------------------------------------------------------------------------------------
Redeemed:
  Institutional Class     (3,559,995,872) (3,559,995,872)  (7,084,177,546)  (7,084,177,546)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                    (185,739,802)   (185,739,802)    (573,025,887)    (573,025,887)
-------------------------------------------------------------------------------------------
  Cash Management Class*     (10,156,340)    (10,156,340)      (6,055,671)      (6,055,671)
-------------------------------------------------------------------------------------------
  Reserve Class**            (69,620,940)    (69,620,940)              --               --
-------------------------------------------------------------------------------------------
  Resource Class***          (14,647,235)    (14,647,235)              --               --
-------------------------------------------------------------------------------------------
Net increase (decrease)      (81,955,640) $  (81,955,640)     192,966,877  $   192,966,877
-------------------------------------------------------------------------------------------

*   The Cash Management Class commenced sales on January 4, 1999.
**  The Reserve Class commenced sales on June 1, 1999.
*** The Resource Class commenced sales on April 6, 1999.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Reserve Class capital stock outstanding during the period June 1, 1999 (date sales commenced) through September 30, 1999.

                                                         SEPTEMBER 30,
                                                             1999
                                                         -------------
Net asset value, beginning of period                        $  1.00
-------------------------------------------------------     -------
Income from investment operations:
 Net investment income                                         0.01
-------------------------------------------------------     -------
Less distributions:
 Dividends from net investment income                         (0.01)
-------------------------------------------------------     -------
Net asset value, end of period                              $  1.00
-------------------------------------------------------     -------
Total return                                                   1.14%
-------------------------------------------------------     -------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $25,358
-------------------------------------------------------     -------
Ratio of expenses to average net assets(a)                     1.00%(b)
-------------------------------------------------------     -------
Ratio of net investment income to average net assets(c)        2.27%(b)
-------------------------------------------------------     -------

(a) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements are 1.27% (annualized).
(b) Ratios are annualized and based on average net assets of $17,520,938.
(c) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements are 2.00% (annualized).

                               DIRECTORS
Charles T. Bauer                                            Carl Frischling              Tax-Free
Bruce L. Crockett                                          Robert H. Graham              Investments Co.
Owen Daly II                                             Prema Mathai-Davis              (TFIC)
Edward K. Dunn, Jr.                                        Lewis F. Pennock
Jack M. Fields                                               Louis S. Sklar

                               OFFICERS
Charles T. Bauer                                                   Chairman
Robert H. Graham                                                  President
Gary T. Crum                                             Sr. Vice President              Cash Reserve
Carol F. Relihan                             Sr. Vice President & Secretary              Portfolio
Dana R. Sutton                                   Vice President & Treasurer              ------------------------------------------
Melville B. Cox                                              Vice President              Reserve                 SEMIANNUAL
Karen Dunn Kelley                                            Vice President              Class                   REPORT
J. Abbott Sprague                                            Vice President
Mary J. Benson               Assistant Vice President & Assistant Treasurer
Sheri Morris                 Assistant Vice President & Assistant Treasurer
Renee A. Friedli                                        Assistant Secretary
P. Michelle Grace                                       Assistant Secretary
Jeffrey H. Kupor                                        Assistant Secretary                                      SEPTEMBER 30, 1999
Nancy L. Martin                                         Assistant Secretary
Ofelia M. Mayo                                          Assistant Secretary
Lisa A. Moss                                            Assistant Secretary
Kathleen J. Pflueger                                    Assistant Secretary
Samuel D. Sirko                                         Assistant Secretary
Stephen I. Winer                                        Assistant Secretary
                                                                                                [LOGO APPEARS HERE]
                                                                                             Fund Management Company
                           INVESTMENT ADVISOR
                          A I M Advisors, Inc.
                      11 Greenway Plaza, Suite 100
                         Houston, TX 77046-1173
                              800-347-1919

                              DISTRIBUTOR
                        Fund Management Company
                      11 Greenway Plaza, Suite 100
                         Houston, TX 77046-1173
                              800-659-1005

                               CUSTODIAN
                         The Bank of New York
                    90 Washington Street, 11th Floor
                          New York, NY 10286

                        LEGAL COUNSEL TO FUND
               Ballard Spahr Andrews & Ingersoll, LLP
                    1735 Market Street, 51st Floor
                     Philadelphia, PA 19103-7599

                      LEGAL COUNSEL TO DIRECTORS
               Kramer, Levin, Naftalis & Frankel LLP
                          919 Third Avenue
                         New York, NY 10022

                           TRANSFER AGENT
                     A I M Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

This report may be distributed only to current shareholders or to persons who have received a current prospectus.